Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 120,512	$ 42,582
(Loss)/Profit attributable to non-controlling interests	9,828	2,470
Income tax	59,068	25,330
Share of (profits)/losses of associates	4,690	3,700
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	279,844	310,431
Depreciation, amortization, and impairment charges	243,799	236,431
Total segment Further Adjusted EBITDA	708,361	623,927
Reconciling Item [Member]
Financial information by segment [Abstract]
(Loss)/Profit attributable to non-controlling interests	9,828	2,470
Income tax	59,068	25,330
Share of (profits)/losses of associates	(4,690)	(3,700)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	279,844	310,431
Depreciation, amortization, and impairment charges	243,799	236,431
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 708,361	$ 623,927